Impairment testing - Narrative (Details) € in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2022 EUR (€) scenario	Jun. 30, 2022 EUR (€)	Dec. 31, 2022 EUR (€) scenario	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss				€ 0
Property, plant and equipment	€ 112,435		€ 112,435	125,545	€ 34,779
Impairment loss recognised in profit or loss, property, plant and equipment			€ 19,071	0
Reduced revenue percentage			10.00%
Assets, write-down provision	23,100		€ 23,100
Manufacturing and laboratory equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	34,544		34,544	21,066	12,041
Impairment loss recognised in profit or loss, property, plant and equipment			14,618	0
Assets in the course of construction
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	€ 1,583		1,583	92,659	11,105
Impairment loss recognised in profit or loss, property, plant and equipment			€ 0	€ 0	100
IXIARO®
Disclosure of impairment loss and reversal of impairment loss [line items]
WACC	8.30%		8.30%	7.50%
Break-even WACC	56.30%		56.30%	53.10%
Increase in discount rates applied to cash flow projections				45.60%
Impairment if sales reduce by 10%			€ 0	€ 0	0
Chikungunya VLA1553
Disclosure of impairment loss and reversal of impairment loss [line items]
WACC	8.30%		8.30%
Break-even WACC	113.60%		113.60%
Impairment if sales reduce by 10%			€ 0	€ 0	0
DUKORAL®
Disclosure of impairment loss and reversal of impairment loss [line items]
WACC	8.30%		8.30%	7.20%
Break-even WACC	7.60%		7.60%	13.10%
Increase in discount rates applied to cash flow projections	1.00%		1.00%	5.90%
Discount rates applied to cash flow projections if increased by 100 basis points	9.30%		9.30%
Impairment if WACC increases by 1%			€ 5,100
Impairment if sales reduce by 10%			4,000	€ 0	€ 0
Assets, write-down provision	€ 8,300		8,300
Right-of-use assets, write-down provision	3,200		3,200
Leasehold improvements, write-down provision	2,500		2,500
Equipment, write-down provision	€ 2,700		€ 2,700
Services related to clinical trial material
Disclosure of impairment loss and reversal of impairment loss [line items]
WACC	9.50%		9.50%
Break-even WACC	15.00%		15.00%
Impairment if sales reduce by 10%			€ 900
COVID VLA2001
Disclosure of impairment loss and reversal of impairment loss [line items]
Assets, write-down provision	€ 14,800		14,800
Right-of-use assets, write-down provision	1,000		1,000
Leasehold improvements, write-down provision	1,900		1,900
Equipment, write-down provision	11,900		11,900
Manufacturing and laboratory equipment | COVID VLA2001
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			23,200
Almeida Manufacturing, Scotland
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	11,500		14,800
Property, plant and equipment	83,200		€ 83,200
Almeida Manufacturing, Scotland | Manufacturing and laboratory equipment
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		€ 3,300
Almeida Manufacturing, Scotland | IXIARO and Chikungunya
Disclosure of impairment loss and reversal of impairment loss [line items]
Business model, assumptions period			5 years
Period used to extrapolate cash flow projections			5 years
Cash flow projection, period			5 years
Recoverable amount, value in use in excess of current carrying value	€ 83,700		€ 83,700
Almeida Manufacturing, Scotland | IXIARO®
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			€ 0
WACC	8.30%		8.30%
Growth rate used to extrapolate cash flow projections	8.30%		8.30%
Risk free rate	2.20%		2.20%
Market risk premium	7.80%		7.80%
Country risk premium	0.60%		0.60%
Currency risk	0.30%		0.30%
Leveraged beta	1.20		1.20
Almeida Manufacturing, Scotland | Chikungunya VLA1553
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			€ 0
WACC	8.30%		8.30%
Growth rate used to extrapolate cash flow projections	8.30%		8.30%
Risk free rate	2.20%		2.20%
Market risk premium	7.70%		7.70%
Country risk premium	0.60%		0.60%
Currency risk	0.10%		0.10%
Leveraged beta	1.20		1.20
Filling and Packaging Facility and CTM Unit, Sweden
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment	€ 48,600		€ 48,600
Filling and Packaging Facility and CTM Unit, Sweden | DUKORAL®
Disclosure of impairment loss and reversal of impairment loss [line items]
Business model, assumptions period			5 years
Period used to extrapolate cash flow projections			5 years
WACC	8.30%		8.30%
Growth rate used to extrapolate cash flow projections	8.30%		8.30%
Risk free rate	2.20%		2.20%
Market risk premium	7.80%		7.80%
Country risk premium	0.70%		0.70%
Currency risk	0.30%		0.30%
Leveraged beta	1.06		1.06
Impairment loss recognised in profit or loss, property, plant and equipment			€ 5,200
Value in use, number of scenarios | scenario	2		2
Recoverable amount, current carrying value in excess of value in use	€ 8,300		€ 8,300
Impairment loss recognised in profit or loss, right-of-use assets			3,200
Filling and Packaging Facility and CTM Unit, Sweden | Services related to clinical trial material
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			€ 0
WACC	9.50%		9.50%
Growth rate used to extrapolate cash flow projections	9.50%		9.50%
Risk free rate	2.20%		2.20%
Market risk premium	9.10%		9.10%
Country risk premium	0.60%		0.60%
Currency risk	0.70%		0.70%
Leveraged beta	1.21		1.21